Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		$ 849,519	$ 882,770
Restricted cash			214,144
Accounts receivable, net		2,707,994	4,264,257
Accounts receivable-related parties, net		166,012	2,919,215
Advances to suppliers		10,950,271	3,177,678
Prepaid expenses		9,891,376	24,635
Inventories, net		1,366,594	254,678
Cryptocurrencies, net		175,487
Loan receivable - related party			519,331
Other current assets		2,629,046	173,026
TOTAL CURRENT ASSETS		28,736,299	12,429,734
Non-current accounts receivable, net			1,839,230
Non-current accounts receivable-related parties, net			1,323,196
Property, plant and equipment, net		18,599,830	10,851,899
Long-term investments		818,266	30,592
Right-of-use assets		926,689
Other assets, non-current		3,790,167	4,302,000
TOTAL ASSETS		52,871,251	30,776,651
CURRENT LIABILITIES
Short-term bank loans		5,949,005	6,210,176
Accounts payable		14,985,772	14,857,436
Accounts payable-related parties			69,585
Advances from customers		653,804	315,924
Advances from customers-related parties		100,636	161,063
Amounts due to related parties		3,380,197	137,664
Accrued payroll and benefit		222,086	231,598
Other payables and accrued expenses		4,991,801	6,636,097
Convertible note payable, net of debt discounts		689,502	1,180,908
Lease liability-current		418,546
TOTAL CURRENT LIABILITIES		31,391,349	29,800,451
Lease liability		580,917
TOTAL LIABILITIES		31,972,266	29,800,451
EQUITY
Ordinary shares, 2021 and 2020: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, June 30, 2021:13,646,360 shares; December 31, 2020: 8,486,956 shares*;	[1]	154,316,011	131,247,787
Additional paid-in capital		26,914,305	15,643,404
Statutory reserve		14,044,269	14,044,269
Accumulated deficit		(206,310,884)	(192,212,544)
Accumulated other comprehensive income		23,675,886	23,612,413
Total equity (deficit) of the Company		12,639,587	(7,664,671)
Non-controlling interest		8,259,398	8,640,871
Total Equity		20,898,985	976,200
TOTAL LIABILITIES AND EQUITY		$ 52,871,251	$ 30,776,651

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.